Property, Plant and Equipment - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ 335	$ 282	$ 305
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from construction in progress	0	0
Right-of-use assets	996	888
Cost | Construction in Progress
Disclosure of detailed information about property, plant and equipment [line items]
Transfers from construction in progress	(2,602)	(1,366)
Accumulated Amortization
Disclosure of detailed information about property, plant and equipment [line items]
Right-of-use assets	$ (57)	$ (82)	$ (81)